Tortoise AI Infrastructure ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Europe Electrical Infrastructure - 3.0%
Schneider Electric SE	7,120	$2,327,875

United States Connectivity Infrastructure - 33.9%
Arista Networks, Inc. (a)	9,667	1,290,545
Celestica, Inc. (a)	1,296	359,808
Ciena Corp. (a)	10,171	3,546,628
Credo Technology Group Holding Ltd. (a)	11,473	1,288,074
Dell Technologies, Inc. - Class C	26,830	3,972,986
Everpure, Inc. - Class A (a)	9,940	638,347
Micron Technology, Inc.	9,102	3,753,392
nVent Electric PLC	21,995	2,603,328
Sandisk Corp. (a)	1,765	1,121,410
Seagate Technology Holdings PLC	9,669	3,943,405
Super Micro Computer, Inc. (a)	38,401	1,243,808
Western Digital Corp.	11,145	3,117,257
		26,878,988

United States Data Center Infrastructure - 25.7%
Cipher Digital, Inc. (a)	117,570	1,834,092
Core Scientific, Inc. (a)	97,891	1,661,210
Dycom Industries, Inc. (a)	3,777	1,586,416
Fermi, Inc. (a)	80,401	801,598
Hut 8 Corp. (a)	15,690	835,179
IREN Ltd. (a)	50,466	2,066,583
MasTec, Inc. (a)	9,030	2,691,121
Modine Manufacturing Co. (a)	5,354	1,216,697
Nebius Group NV (a)	5,722	521,789
Primoris Services Corp.	11,809	1,779,852
Quanta Services, Inc.	6,115	3,443,234
Terawulf, Inc. (a)	119,856	1,944,064
		20,381,835

United States Electrical Components - 0.7%
NVIDIA Corp.	3,233	572,855

United States Electrical Infrastructure - 10.0%
Amphenol Corp. - Class A	8,563	1,250,712
Caterpillar, Inc.	1,108	823,056
Cummins, Inc.	885	516,725
Forgent Power Solutions, Inc. (a)	36,387	1,251,349
GE Vernova, Inc.	1,368	1,195,085
MYR Group, Inc. (a)	8,163	2,203,683
Siemens Energy AG	3,486	685,617
		7,926,227

United States Mechanical Infrastructure - 5.1%
Vertiv Holdings Co. - Class A	15,945	4,064,221

United States Natural Gas/Natural Gas Liquids Pipelines - 3.1%
DT Midstream, Inc.	4,938	685,592
The Williams Companies, Inc.	23,624	1,765,185
		2,450,777

United States Oil and Gas Production - 3.1%
EQT Corp.	40,251	2,472,217

United States Power - 14.1%
Constellation Energy Corp.	10,897	3,594,702
Entergy Corp.	10,318	1,105,161
Evergy, Inc.	17,919	1,499,104
NRG Energy, Inc.	16,294	2,915,974
Talen Energy Corp. (a)	1,719	637,697
Vistra Corp.	8,156	1,418,247
		11,170,885
TOTAL COMMON STOCKS (Cost $64,956,375)		78,245,880

MASTER LIMITED PARTNERSHIPS - 0.9%	Units	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 0.9%
Energy Transfer LP	39,842	750,623
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $653,591)		750,623

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b)	319,849	319,849
TOTAL MONEY MARKET FUNDS (Cost $319,849)		319,849

TOTAL INVESTMENTS - 100.0% (Cost $65,929,815)		79,316,352
Liabilities in Excess of Other Assets - (0.0)% (c)		(22,136)
TOTAL NET ASSETS - 100.0%		$79,294,216

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Tortoise AI Infrastructure ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$78,245,880	$–	$–	$78,245,880
Master Limited Partnerships	750,623	–	–	750,623
Money Market Funds	319,849	–	–	319,849
Total Investments	$79,316,352	$–	$–	$79,316,352

Refer to the Schedule of Investments for further disaggregation of investment categories.